SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE - Revenue by Product Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Revenue	$ 1,213,028	$ 1,158,519	$ 1,053,019
Tape
Disclosure of products and services [line items]
Revenue	713,781	666,571	672,856
Film
Disclosure of products and services [line items]
Revenue	181,180	184,398	184,743
Engineered coated products
Disclosure of products and services [line items]
Revenue	159,933	162,955	126,973
Protective packaging
Disclosure of products and services [line items]
Revenue	152,710	135,605	57,070
Other
Disclosure of products and services [line items]
Revenue	$ 5,424	$ 8,990	$ 11,377